SCHEDULE OF RIGHT OF USE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Leases And Right Of Use Assets
Beginning balance, Right of use assets	$ 748	[1]	$ 1,190
Additions	2,219		726
Amortization	(1,226)		(1,168)
Ending Balance, Right of use assets	$ 1,741	[2]	$ 748	[1]

[1]	Includes machinery and equipment of $698 and buildings of $50.
[2]	Includes machinery and equipment of $1,722 and buildings of $19.